Revenues - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 144,259,312	$ 164,330,202	$ 154,311,921
Unearned revenue	439,135	821,577	70,000	$ 70,000
Revenue Recognized	439,135	821,577
Voyage Charters [Member]
Disaggregation of Revenue [Line Items]
Contract fulfilment cost	118,246	134,301
Voyage Charters [Member] | Demurrage [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 2,000,000	$ 4,700,000	$ 4,300,000